Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
"Swap"
Derivatives Financial Instruments by Maturity
Notional	R$ 282,164,189	R$ 260,557,210	R$ 202,081,214
"Swap" | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	58,298,876	12,347,864	20,705,247
"Swap" | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	106,268,113	70,975,477	51,021,102
"Swap" | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	117,597,200	177,233,869	130,354,865
Options
Derivatives Financial Instruments by Maturity
Notional	1,446,522,962	619,432,074	190,061,609
Options | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	681,033,183	63,376,042	46,139,545
Options | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	646,187,139	220,982,952	89,403,700
Options | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	119,302,640	335,073,080	54,518,364
Futures Contracts
Derivatives Financial Instruments by Maturity
Notional	433,873,181	289,508,200	161,725,596
Futures Contracts | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	140,882,437	67,578,078	65,489,476
Futures Contracts | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	179,337,860	62,708,213	55,490,159
Futures Contracts | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	113,652,884	159,221,909	40,745,961
Forward Contracts and Others
Derivatives Financial Instruments by Maturity
Notional	169,401,317	90,910,841	47,823,561
Forward Contracts and Others | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	91,779,011	31,255,384	25,015,557
Forward Contracts and Others | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	50,070,366	19,469,147	14,250,495
Forward Contracts and Others | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	R$ 27,551,940	R$ 40,186,310	R$ 8,557,509